Note 13 - Long-term Incentive Plan - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Outstanding outstanding (in shares)	244,000	688,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.66	$ 2.52
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1.03	$ 1.00
Options exercised (in shares)		(24,000)
Weighted average exercise price, options exercised (in dollars per share)		$ 1.83
Weighted average fair value at grant date, options exercised (in dollars per share)		$ 0.43
Options expired (in shares)	(190,000)	(420,000)
Weighted average exercise price, options expired (in dollars per share)	$ 2.89	$ 2.48
Weighted average fair value at grant date, options expired (in dollars per share)	$ 1.20	$ 1.02
Outstanding outstanding (in shares)	54,000	244,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 1.83	$ 2.66
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 0.43	$ 1.03
Options Vested (in shares)	54,000
Weighted average exercise price, options vested (in dollars per share)	$ 1.83
Weighted average fair value at grant date, options vested (in dollars per share)	$ 0.43